Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000173242 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173242 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173242 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173242 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000173242 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173242 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000173242 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173242 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173242 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000173242 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000173242 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000173241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000173241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173241 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000173241 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000173241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173570 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000173570 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000173570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173570 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000173570 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000173570 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173570 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000173569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000173569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000173569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000173569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000173569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000173569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000173569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000070637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000070637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000070637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000070637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000070637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000070637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000070637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000070637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000070637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012321 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012320 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012320 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000012322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000012322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%